Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 51,332	$ 44,593	$ 44,423
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	3.75%
Expected return on plan assets	7.00%	7.00%
Weighted-average rate of compensation increase	3.25%	3.25%
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28,555	$ 23,392	22,833
Interest cost	44,174	46,083	46,027
Expected return on plan assets	(58,755)	(55,196)	(56,558)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	32,115	24,004	25,266
Net periodic benefit cost	$ 46,089	$ 38,283	$ 37,568
Weighted-average assumptions (net benefit cost)
Discount rate	3.75%	4.50%	4.50%
Expected return on plan assets	7.00%	7.00%	7.25%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%
SERP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 245	$ 309	$ 331
Interest cost	1,658	1,883	1,859
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	1,502	1,441	1,383
Net periodic benefit cost	$ 3,405	$ 3,633	$ 3,573
Weighted-average assumptions (net benefit cost)
Discount rate	3.75%	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%
PBOP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,473	$ 1,468	$ 1,499
Interest cost	2,748	3,232	3,180
Expected return on plan assets	(3,718)	(3,358)	(3,149)
Amortization of prior service cost	1,335	1,335	1,335
Amortization of net actuarial loss	0	0	417
Net periodic benefit cost	$ 1,838	$ 2,677	$ 3,282
Weighted-average assumptions (net benefit cost)
Discount rate	3.75%	4.50%	4.50%
Expected return on plan assets	7.00%	7.00%	7.25%